Note 18 - Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 18: EARNINGS PER SHARE

Basic earnings per share are calculated using the weighted-average number of shares of common stock outstanding during the period.  Diluted earnings per share calculations include any dilutive effect of potential common shares.  In periods with a net loss from continuing operations, diluted earnings per share are calculated using weighted-average basic shares for that period, as utilizing diluted shares would be anti-dilutive to loss per share.

As a result of the net loss from continuing operations for the years ended December 31, 2015 and December 31, 2014 and four months ended December 31, 2013, Kodak calculated diluted earnings per share using weighted-average basic shares outstanding for those periods.  If Kodak had reported earnings from continuing operations for the years ended December 31, 2015 and December 31, 2014 and four months ended December 31, 2013, the following potential shares of its common stock would have been dilutive in the computation of diluted earnings per share:

	Year Ended	Year Ended	Four Months Ended
(in millions of shares)	December 31, 2015	December 31, 2014	December 31, 2013
Unvested share-based awards	0.2	0.1	0.2
Warrants to purchase common shares	0.3	1.5	1.7
Total	0.5	1.6	1.9

The computation of diluted earnings per share for the years ended December 31, 2015 and December 31, 2014 also excluded 0.1 million shares associated with the assumed conversion of outstanding employee stock options because the effects would have been anti-dilutive.  There were no employee stock options outstanding for the four months ended December 31, 2013.

The Predecessor Company reported earnings from continuing operations for the eight months ended August 31, 2013.  However, the computation of diluted earnings per share for the eight months ended August 31, 2013 excluded the assumed conversion of outstanding employee stock options and detachable warrants to purchase common shares, and approximately $400 million of convertible senior notes due 2017 because the effects would have been anti-dilutive. The following table sets forth the total amount of outstanding employee stock options and detachable warrants to purchase common shares as of August 31, 2013:

Predecessor
Eight Months Ended
(in millions of shares)	August 31, 2013
Employee stock options	7.0
Detachable warrants to purchase common shares	40.0
Total	47.0